INCOME TAXES 2 (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment		$ 4,487	$ 4,074
Deferred Tax Liabilities, Regulatory Balancing Accounts		745	915
Deferred Tax Liabilities, Property Taxes		61	57
Deferred Tax Liabilities, Investment in Noncontrolled Affiliates	[1]	796	650
Deferred Tax Liabilities, Other		100	53
Deferred Tax Liabilities		6,189	5,749
Deferred Tax Assets, Tax Credit Carryforwards, General Business		381	276
Deferred Tax Assets, Net Operating Loss		1,856	1,908
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other		252	244
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits		446	433
Deferred Tax Assets, Other		179	156
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves		72	73
Deferred Tax Assets, Gross		3,186	3,090
Deferred Tax Assets, Valuation Allowance		34	39
Deferred Tax Assets, Net		3,152	3,051
Net deferred income tax liability	[2]	3,037	2,698
Sundry, net noncurrent asset		120
San Diego Gas and Electric Company [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment		2,392	2,181
Deferred Tax Liabilities, Regulatory Balancing Accounts		234	441
Deferred Tax Liabilities, Property Taxes		42	39
Deferred Tax Liabilities, Other		5	5
Deferred Tax Liabilities		2,673	2,666
Deferred Tax Assets, Net Operating Loss		0	297
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other		11	8
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits		90	85
Deferred Tax Assets, Other		18	36
Deferred Tax Assets, State Income Taxes		46	27
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves		36	39
Deferred Tax Assets, Net		201	492
Net deferred income tax liability		2,472	2,174
Southern California Gas Company [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment		1,473	1,194
Deferred Tax Liabilities, Regulatory Balancing Accounts		515	481
Deferred Tax Liabilities, Property Taxes		20	18
Deferred Tax Liabilities, Other		5	10
Deferred Tax Liabilities		2,013	1,703
Deferred Tax Assets, Net Operating Loss		110	64
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other		42	40
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits		268	261
Deferred Tax Assets, Other		28	39
Deferred Tax Assets, State Income Taxes		13	11
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves		20	23
Deferred Tax Assets, Net		481	438
Net deferred income tax liability		$ 1,532	$ 1,265

[1]	Amounts primarily represent differences in financial and tax bases of depreciable and amortizable assets within our partnerships.
[2]	At December 31, 2015, the net deferred income tax liability includes $120 million recorded as a noncurrent asset in Sundry on the Consolidated Balance Sheet.